Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

May 3, 2011

VIA EDGAR

Re:	Transamerica Series Trust (the “Trust”) 1933 Act File No.: 033-00507 1940 Act File No.: 811-04419

Dear Sir or Madam:

On behalf of Transamerica Series Trust (the “Trust”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus for the Trust dated May 1, 2011, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 95) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2011 via EDGAR (Accession Number 0000930413-11-003361).

Should you have any questions please feel free to contact the undersigned at (727) 299-1803.

Very truly yours,

/s/ Margaret A. Cullem-Fiore

Margaret A. Cullem-Fiore

Vice President and Senior Counsel

Transamerica Asset Management, Inc.